Intangible Assets, Net and Goodwill - Schedule of the Estimated Future Amortization Expense of Intangible Assets (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2025	$ 220
2026	207
2027	62
Intangible assets, net	$ 489